Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	As of December 31,
	2024	2023
Carrying amount
Batteries	$357,842	$380,273
Machinery equipment	38,134	63,083
Transportation equipment	876	1,479
Tooling equipment	4,060	3,394
Office equipment	86	750
Leasehold improvements	7,291	6,672
Construction in progress	29,966	46,225
	$438,255	$501,876

	For the Year Ended December 31, 2024
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$602,886	$138,831	$11,560	$43,392	$3,266	$39,256	$46,225	$885,416
Additions (Note a)	71,964	9,955	765	4,871	117	1,984	44,454	134,110
Disposals (Note b)	(28,743)	(2,715)	(252)	(194)	(330)	(539)	(46)	(32,819)
Reclassifications	—	557	—	2,412	—	3,027	(5,996)	—
Exchange differences on translation	(40,370)	(8,331)	(744)	(2,875)	(191)	(2,583)	(38,925)	(94,019)
Balance as of December 31	605,737	138,297	11,329	47,606	2,862	41,145	45,712	892,688

Accumulated depreciation

Balance as of January 1	222,613	74,394	10,081	39,998	2,483	32,584	—	382,153
Depreciation expenses	53,536	20,016	1,169	3,676	359	3,739	—	82,495
Disposals	(14,001)	(2,295)	(236)	(142)	(127)	(519)	—	(17,320)
Exchange differences on translation	(15,557)	(5,107)	(661)	(2,606)	(162)	(2,135)	—	(26,228)
Balance as of December 31	246,591	87,008	10,353	40,926	2,553	33,669	—	421,100

Accumulated impairment

Balance as of January 1	—	1,354	—	—	33	—	—	1,387
Impairment loss (Note c)	1,304	11,816	100	2,621	190	186	15,746	31,963
Exchange differences on translation	—	(15)	—	(1)		(1)		(17)
Balance as of December 31	1,304	13,155	100	2,620	223	185	15,746	33,333

Carrying amount as of December 31	$357,842	$38,134	$876	$4,060	$86	$7,291	$29,966	$438,255

	For the Year Ended December 31, 2023
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$530,113	$131,541	$11,292	$40,934	$2,796	$36,956	$2,206	$755,838
Additions (Note a)	78,511	18,369	197	3,699	561	2,524	45,432	149,293
Disposals (Note b)	(9,365)	(10,436)	(219)	(1,273)	(96)	(1,091)	(85)	(22,565)
Reclassifications	204	190	281	—	—	828	(1,503)	—
Exchange differences on translation	3,423	(833)	9	32	5	39	175	2,850
Balance as of December 31	602,886	138,831	11,560	43,392	3,266	39,256	46,225	885,416

Accumulated depreciation

Balance as of January 1	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869
Depreciation expenses	54,361	18,635	2,560	3,676	270	5,283	—	84,785
Disposals	(5,031)	(10,398)	(52)	(1,268)	(96)	(1,020)	—	(17,865)
Exchange differences on translation	3,043	(709)	(68)	29	3	66	—	2,364
Balance as of December 31	222,613	74,394	10,081	39,998	2,483	32,584	—	382,153

Accumulated impairment

Impairment loss (Note c)	—	1,354	—	—	33	—	—	1,387
Balance as of December 31	—	1,354	—	—	33	—	—	1,387

Carrying amount as of December 31	$380,273	$63,083	$1,479	$3,394	$750	$6,672	$46,225	$501,876

	For the Year Ended December 31, 2022
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$492,968	$134,426	$11,819	$40,176	$2,821	$38,141	$74	$720,425
Additions	90,086	15,074	850	4,871	279	25	6,711	117,896
Disposals	(1,580)	(4,275)	(153)	—	(59)	(1,586)	(270)	(7,923)
Reclassifications	—	—	—	—	41	4,253	(4,294)	—
Exchange differences on translation	(51,361)	(13,684)	(1,224)	(4,113)	(286)	(3,877)	(15)	(74,560)
Balance as of December 31	530,113	131,541	11,292	40,934	2,796	36,956	2,206	755,838

Accumulated depreciation

Balance as of January 1	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042
Depreciation expenses	48,453	18,509	2,700	4,440	260	6,678	—	81,040
Disposals	(638)	(4,250)	(95)	—	(59)	(1,488)	—	(6,530)
Exchange differences on translation	(15,012)	(6,243)	(680)	(3,776)	(237)	(2,735)	—	(28,683)
Balance as of December 31	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869

Carrying amount as of December 31	$359,873	$64,675	$3,651	$3,373	$490	$8,701	$2,206	$442,969
a.Based on the deployment plan for the next 12 months, the Company classified $27.7 million and $37.4 million of undeployed battery packs and related battery cells in property, plant and equipment as of December 31, 2024 and 2023, respectively.
b.Certain upgrades to batteries were carried out during the years ended December 31, 2024 and 2023. The components removed from the batteries which have no future economic benefit from their uses or disposal, were derecognized. The losses on derecognition of removed components amounting to $11.5 million and $2.6 million were recognized under “Costs of revenues” in profit or loss for the years ended December 31, 2024 and 2023, respectively. Costs of replacement were recognized as “Property, plant and equipment”. The remaining estimated useful lives of certain batteries were extended as a result of the upgrades. Losses on disposals on property, plant and equipment other than the upgrades to batteries amounting to $2.6 million and $1.6 million were recognized under “Other operating expenses” in profit or loss for the years ended December 31, 2024 and 2023, respectively.
c.As of December 31, 2024 and 2023, the Company reduced the carrying amounts of certain property, plant and equipment which were under-utilized to their estimated recoverable amounts determined on the basis of their fair value less costs to sell using the cost approach, of which the fair value was based on the replacement costs in the market, taking into account of obsolescence. The fair value measurements were categorized within Level 3 of the fair value hierarchy. Impairment losses amounting to $31.9 million and $1.4 million were recognized under "Other operating expenses" in profit or loss for the years ended December 31, 2024 and 2023, respectively.
d.Property, plant and equipment were depreciated on a straight-line basis over the estimated useful lives of the assets:

Batteries	6-12 years
Machinery equipment	2-10 years
Transportation equipment	2-5 years
Tooling equipment	2-4 years
Office equipment	2-5 years
Leasehold improvements	2-10 years
e.Supplementary cash flow information

	For the Year Ended December 31
	2024	2023	2022
Additions to property, plant and equipment	$134,110	$149,293	$117,896
Changes in prepayments for property, plant and equipment	(9,587)	5,671	4,772
Changes in payables for property, plant and equipment	(103)	275	434
Transfer from inventories	—	(37,423)	—
Payments for acquisitions of property, plant and equipment	$124,420	$117,816	$123,102